Consolidated Statements of Equity - CAD ($) $ in Thousands	Total	Share capital	Share-based payments reserve	Deficit	Accumulated other comprehensive income
Balance at Dec. 31, 2016	$ 314,431	$ 472,995	$ 5,019	$ (163,583)	$ 0
Balance (in Shares) at Dec. 31, 2016		159,818,833
Net income (loss) for the year	17,152	$ 0	0	17,152	0
Issuance of common shares – exercise of options	1,577	$ 1,577	0	0	0
Issuance of common shares – exercise of options (in Shares)		355,000
Fair value of options exercised from share-based payments reserve	0	$ 538	(538)	0	0
Share-based payment	1,582	0	1,582	0	0
Issuance of common shares – restricted share unit	0	$ 514	(514)	0	0
Issuance of common shares – restricted share unit (in Shares)		79,668
Dividends declared and paid	0
Financial assets at fair value through other comprehensive income
Gain on equity securities	0
Balance at Dec. 31, 2017	334,742	$ 475,624	5,549	(146,431)	0
Balance (in Shares) at Dec. 31, 2017		160,253,501
Net income (loss) for the year	(18,934)	$ 0	0	(18,934)	0
Share-based payment	1,685	0	1,685	0	0
Issuance of common shares – restricted share unit	0	$ 484	(484)	0	0
Issuance of common shares – restricted share unit (in Shares)		111,668
Share issuance to acquire Kennady Diamonds Inc.	153,688	$ 153,688	0	0	0
Share issuance to acquire Kennady Diamonds Inc. (in shares)		49,737,307
Dividends declared and paid	(8,400)	$ 0	0	(8,400)	0
Financial assets at fair value through other comprehensive income
Gain on equity securities	1,334	0	0	0	1,334
Balance at Dec. 31, 2018	$ 464,115	$ 629,796	$ 6,750	$ (173,765)	$ 1,334
Balance (in Shares) at Dec. 31, 2018		210,102,476